Fixed Assets - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
Property, Plant and Equipment [Abstract]
Capital leases, asset gross	$ 30		¥ 221		¥ 198
Capital leases, accumulated depreciation	30		210		¥ 198
Fixed assets, depreciation expense	580	¥ 3,800	3,400	¥ 2,900
Impairment loss on fixed assets	$ 11	¥ 70	¥ 0	¥ 0